PROPERTY, PLANT AND EQUIPMENT - Property Types (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Property, plant and equipment [Roll Forward]
Property, plant and equipment, beginning balance	$ 18,193
Disposition (Note 9)	14	$ 90
Property, plant and equipment, ending balance	15,518	18,193
Property, plant and equipment subject to operating leases
Property, plant and equipment [Roll Forward]
Property, plant and equipment, beginning balance	934
Property, plant and equipment, ending balance	1,335	934
Land and Land Rights
Property, plant and equipment [Roll Forward]
Property, plant and equipment, beginning balance	430
Property, plant and equipment, ending balance	449	430
Land and Land Rights | Property, plant and equipment subject to operating leases
Property, plant and equipment [Roll Forward]
Property, plant and equipment, beginning balance	8
Property, plant and equipment, ending balance	41	8
Pipelines
Property, plant and equipment [Roll Forward]
Property, plant and equipment, beginning balance	7,264
Property, plant and equipment, ending balance	7,408	7,264
Pipelines | Property, plant and equipment subject to operating leases
Property, plant and equipment [Roll Forward]
Property, plant and equipment, beginning balance	297
Property, plant and equipment, ending balance	629	297
Facilities and Equipment
Property, plant and equipment [Roll Forward]
Property, plant and equipment, beginning balance	7,963
Property, plant and equipment, ending balance	5,764	7,963
Facilities and Equipment | Property, plant and equipment subject to operating leases
Property, plant and equipment [Roll Forward]
Property, plant and equipment, beginning balance	466
Property, plant and equipment, ending balance	509	466
Cavern Storage and Other
Property, plant and equipment [Roll Forward]
Property, plant and equipment, beginning balance	1,621
Property, plant and equipment, ending balance	1,530	1,621
Cavern Storage and Other | Property, plant and equipment subject to operating leases
Property, plant and equipment [Roll Forward]
Property, plant and equipment, beginning balance	163
Property, plant and equipment, ending balance	156	163
Assets Under Construction
Property, plant and equipment [Roll Forward]
Property, plant and equipment, beginning balance	915
Property, plant and equipment, ending balance	367	915
Assets Under Construction | Property, plant and equipment subject to operating leases
Property, plant and equipment [Roll Forward]
Property, plant and equipment, beginning balance	0
Property, plant and equipment, ending balance	0	0
Cost
Property, plant and equipment [Roll Forward]
Property, plant and equipment, beginning balance	22,118	21,644
Additions and transfers	573	556
Disposition (Note 9)	(3,040)
Change in decommissioning provision	(119)	39
Foreign exchange adjustments	93	(3)
Dispositions and other	319	118
Property, plant and equipment, ending balance	19,306	22,118
Cost | Land and Land Rights
Property, plant and equipment [Roll Forward]
Property, plant and equipment, beginning balance	456	429
Additions and transfers	22	28
Disposition (Note 9)	(1)
Change in decommissioning provision	0	0
Foreign exchange adjustments	6	0
Dispositions and other	2	1
Property, plant and equipment, ending balance	481	456
Cost | Pipelines
Property, plant and equipment [Roll Forward]
Property, plant and equipment, beginning balance	9,279	9,206
Additions and transfers	703	92
Disposition (Note 9)	(475)
Change in decommissioning provision	(17)	8
Foreign exchange adjustments	61	(5)
Dispositions and other	56	22
Property, plant and equipment, ending balance	9,495	9,279
Cost | Facilities and Equipment
Property, plant and equipment [Roll Forward]
Property, plant and equipment, beginning balance	9,384	8,907
Additions and transfers	264	469
Disposition (Note 9)	(2,440)
Change in decommissioning provision	(84)	25
Foreign exchange adjustments	26	2
Dispositions and other	201	19
Property, plant and equipment, ending balance	6,949	9,384
Cost | Cavern Storage and Other
Property, plant and equipment [Roll Forward]
Property, plant and equipment, beginning balance	2,084	1,993
Additions and transfers	83	144
Disposition (Note 9)	(104)
Change in decommissioning provision	(18)	6
Foreign exchange adjustments	0	0
Dispositions and other	31	59
Property, plant and equipment, ending balance	2,014	2,084
Cost | Assets Under Construction
Property, plant and equipment [Roll Forward]
Property, plant and equipment, beginning balance	915	1,109
Additions and transfers	(499)	(177)
Disposition (Note 9)	(20)
Change in decommissioning provision	0	0
Foreign exchange adjustments	0	0
Dispositions and other	29	17
Property, plant and equipment, ending balance	367	915
Depreciation
Property, plant and equipment [Roll Forward]
Property, plant and equipment, beginning balance	(3,925)	(3,095)
Disposition (Note 9)	(507)
Depreciation	489	511
Impairment		380
Dispositions and other	(119)	(61)
Property, plant and equipment, ending balance	(3,788)	(3,925)
Depreciation | Land and Land Rights
Property, plant and equipment [Roll Forward]
Property, plant and equipment, beginning balance	(26)	(21)
Disposition (Note 9)	0
Depreciation	6	5
Impairment		0
Dispositions and other	0	0
Property, plant and equipment, ending balance	(32)	(26)
Depreciation | Pipelines
Property, plant and equipment [Roll Forward]
Property, plant and equipment, beginning balance	(2,015)	(1,547)
Disposition (Note 9)	(85)
Depreciation	194	192
Impairment		283
Dispositions and other	(37)	(7)
Property, plant and equipment, ending balance	(2,087)	(2,015)
Depreciation | Facilities and Equipment
Property, plant and equipment [Roll Forward]
Property, plant and equipment, beginning balance	(1,421)	(1,118)
Disposition (Note 9)	(384)
Depreciation	211	232
Impairment		85
Dispositions and other	(63)	(14)
Property, plant and equipment, ending balance	(1,185)	(1,421)
Depreciation | Cavern Storage and Other
Property, plant and equipment [Roll Forward]
Property, plant and equipment, beginning balance	(463)	(409)
Disposition (Note 9)	(38)
Depreciation	78	82
Impairment		12
Dispositions and other	(19)	(40)
Property, plant and equipment, ending balance	(484)	(463)
Depreciation | Assets Under Construction
Property, plant and equipment [Roll Forward]
Property, plant and equipment, beginning balance	0	0
Disposition (Note 9)	0
Depreciation	0	0
Impairment		0
Dispositions and other	0	0
Property, plant and equipment, ending balance	$ 0	$ 0